Condensed Consolidated Statements of Stockholders' Equity - USD ($)	Preferred Stock [Member] Series B Convertible Preferred Stock [Member]	Preferred Stock [Member]	Common Stock [Member] Common Class A [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2023			$ 273	$ 105,924,859	$ (71,569,821)	$ 34,355,311
Balance, shares at Dec. 31, 2023		1,101	2,728,168
Stock compensation expense				1,462,366		1,462,366
Issuance of Class A Common Stock for restricted stock awards				63,784		63,784
Issuance of Class A Common Stock for restricted stock awards, shares			3,781
Net loss					(48,319,475)	(48,319,475)
Issuance of Class A Common Stock for marketing services			$ 1	149,999		150,000
Issuance of Class A Common Stock for marketing services, shares			12,117
Conversion of PIPE shares			$ 4	866,245	(866,249)
Conversion of PIPE shares, shares		(990)	39,600
Balance at Dec. 31, 2024			$ 278	108,467,253	(120,755,545)	(12,288,014)
Balance, shares at Dec. 31, 2024		111	2,783,667
Reclassification of forward purchase receivable				(4,584,221)		(4,584,221)
Issuance of Class A common stock for restricted stock awards, net of tax				8,768		8,768
Issuance of Class A common stock for restricted stock awards, net of tax, shares			2,871
Stock compensation expense				741,259		741,259
Net loss					(827,199)	(827,199)
Balance at Mar. 31, 2025			$ 278	104,633,059	(121,582,744)	(16,949,407)
Balance, shares at Mar. 31, 2025		111	2,786,538
Balance at Dec. 31, 2024			$ 278	108,467,253	(120,755,545)	(12,288,014)
Balance, shares at Dec. 31, 2024		111	2,783,667
Reclassification of forward purchase receivable				(4,584,221)		(4,584,221)
Issuance of Class A common stock for restricted stock awards, net of tax				8,768		8,768
Issuance of Class A common stock for restricted stock awards, net of tax, shares			4,292
Issuance of Class A Common Stock for legal settlement			$ 9	199,991		200,000
Issuance of Class A Common Stock for legal settlement, shares			89,308
Shares of Class A Common Stock withheld for net share settlement
Shares of Class A Common Stock withheld for net share settlement, shares			(1,421)
Issuance of Series B Convertible Preferred Stock and Series B Warrants, net of offering costs	$ 3			23,918,189		23,918,192
Issuance of Series B Convertible Preferred Stock and Series B Warrants, net of offering costs, shares	31,052
Redemption of Series B Convertible Preferred Stock				(474,177)		(474,177)
Redemption of Series B Convertible Preferred Stock, shares	(244)
Issuance of common stock due to reverse stock split			$ 4	(4)
Issuance of common stock due to reverse stock split, shares			40,110
Stock compensation expense				1,501,950		1,501,950
Issuance of Class A common stock sold from the equity line of credit or ELOC			$ 4	258,864		258,868
Issuance of Class A Common from the Equity Line of Credit or ELOC, shares			37,517
Issuance of Class A Common Stock for restricted stock awards
Issuance of Class A Common Stock for restricted stock awards, shares			1,448
Issuance of Class A Common from the Equity Line of Credit (ELOC)			$ 133	1,778,854		1,778,987
Issuance of Class A Common from the Equity Line of Credit (ELOC), shares			1,326,603
Discount on common stock sold pursuant to the ELOC				76,553		76,553
Net loss					(2,160,998)	(2,160,998)
Balance at Dec. 31, 2025	$ 3		$ 428	131,152,020	(122,916,543)	8,235,908
Balance, shares at Dec. 31, 2025	30,808	111	4,281,523
Redemption of Series B Convertible Preferred Stock	$ 200,000
Stock compensation expense				58,908		58,908
Issuance of Class A common stock sold from the equity line of credit or ELOC			$ 23	172,047		172,070
Issuance of Class A Common from the Equity Line of Credit or ELOC, shares			223,962
Net loss					(1,779,217)	(1,779,217)
Loss on ELOC share settlements				27,880		27,880
Amortization of share-based consulting services				52,750		52,750
Accrued redemption of Series B Convertible Preferred Stock				(43,018)		(43,018)
Balance at Mar. 31, 2026	$ 3		$ 451	$ 131,420,587	$ (124,695,760)	$ 6,725,281
Balance, shares at Mar. 31, 2026	30,808	111	4,505,485